Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for Xiao Mou Zhang ($)	Summary Compensation Table Total for Zhou Min Ni ($)	Compensation Actually Paid to Xiao Mou Zhang(2) ($)	Compensation Actually Paid to Zhou Min Ni(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($)(4)	Adjusted EBITDA ($)(4)(5)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2023	2,151,800	—	2,619,163	—	1,055,406	1,262,107	27.38	151.04	(2,662)	44,583
2022	2,096,400	—	1,205,945	—	836,756	521,323	20.82	130.67	235	40,133
2021	2,538,047	216,212	2,752,751	216,212	437,239	535,905	43.38	145.67	22,821	50,841
2020	603,077	1,408,130	603,077	1,408,130	273,777	273,777	38.56	116.47	(343,219)	14,458

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2023 and 2022, the Principal Executive Officer (“PEO”) is Xiao Mou Zhang. For 2021 and 2020, both Xiao Mou Zhang and Zhou Min Ni are PEOs. For 2023, the non-PEO named executive officers are Xi Lin, Carlos Rodriguez and Christine Chang. For 2022, the non-PEO named executive officers are Kong Hian Lee, Xi Lin, Carlos Rodriguez and Christine Chang. For 2021, the non-PEO named executive officers are Kong Hian Lee, Christine Chang and Caixuan Xu. For 2020, the non-PEO named executive officers are Kong Hian Lee, Sha Zhang and Caixuan Xu.
Peer Group Issuers, Footnote	The Company’s peer group consists of the S&P 500 Food & Staple Retailing Index (TR).
PEO Total Compensation Amount	$ 2,151,800	$ 2,096,400
PEO Actually Paid Compensation Amount	2,619,163	1,205,945
Non-PEO NEO Average Total Compensation Amount	1,055,406	836,756	$ 437,239	$ 273,777
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,262,107	521,323	535,905	273,777
Compensation Actually Paid vs. Total Shareholder Return
The following graph presents the relationship between the PEO(s) and average non-PEO named executive officers’ CAP and the Company’s cumulative indexed total shareholder return (“TSR”) and cumulative TSR of the Company’s peer group for the periods indicated:

Compensation Actually Paid vs. Net Income	The following graph presents the relationship between the PEO(s) and average non-PEO named executive officers’ CAP and the Company’s net income (loss) for the periods presented:
Compensation Actually Paid vs. Company Selected Measure	The following graph presents the relationship between the PEO(s) and average non-PEO named executive officers’ CAP and the Company’s Adjusted EBITDA for the periods presented:
Total Shareholder Return Vs Peer Group
The following graph presents the relationship between the PEO(s) and average non-PEO named executive officers’ CAP and the Company’s cumulative indexed total shareholder return (“TSR”) and cumulative TSR of the Company’s peer group for the periods indicated:

Tabular List, Table

Most Important Financial Performance Measures
Net Revenue
Gross Profit
Adjusted EBITDA

Total Shareholder Return Amount	$ 27.38	20.82	43.38	38.56
Peer Group Total Shareholder Return Amount	151.04	130.67	145.67	116.47
Net Income (Loss)	$ (2,662)	$ 235	$ 22,821	$ (343,219)
Company Selected Measure Amount	44,583	40,133	50,841	14,458
PEO Name	Xiao Mou Zhang	Xiao Mou Zhang
Additional 402(v) Disclosure	Values shown are in thousands. Adjusted EBITDA is defined as net income (loss) before interest expense, interest income, income taxes, and depreciation and amortization, further adjusted to exclude certain unusual, non-cash, or non-recurring expenses. See Appendix for reconciliation to most directly comparable GAAP measure.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Profit
Zhang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,151,800	$ 2,096,400	$ 2,538,047	$ 603,077
PEO Actually Paid Compensation Amount	2,619,163	1,205,945	$ 2,752,751	$ 603,077
PEO Name			Xiao Mou Zhang	Xiao Mou Zhang
Ni [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 216,212	$ 1,408,130
PEO Actually Paid Compensation Amount			$ 216,212	$ 1,408,130
PEO Name			Zhou Min Ni	Zhou Min Ni
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,000)	(900,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,245,074	738,957
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,020	(510,647)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,066	(96,036)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,797)	(122,729)
PEO | Zhang [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,258,047)	$ 0
PEO | Zhang [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,472,751	0
PEO | Zhang [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Zhang [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Zhang [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Ni [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Ni [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Ni [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Ni [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Ni [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(383,333)	(424,167)	(282,999)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,308	338,162	381,665	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,027	(172,381)	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,856)	(25,237)	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,445)	$ (31,810)	$ 0	$ 0